Accrued Expenses and Other Current Liablities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liablities

NOTE 7 – ACCRUED EXPENSES AND OTHER CURRENT LIABLITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2020	2019
Clinical trials expenses	$231	$2,561
Patents and other research expenses	302	428
Payroll expenses	149	122
Building and office expenses	337	274
Professional consultants expenses	839	156
Tax expenses	305	334
Deferred grant income	82	52
Short-term finance lease	5	14
Other expenses	307	294
	$2,557	$4,235